Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Regulatory capital amounts and ratios

The following tables provide the Company’s and the Bank’s regulatory capital requirements and actual results at December 31, 2018 and 2017.

	Actual		For Capital Adequacy		To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2018
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$84,345	15.3%	$33,006	6.0%	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	91,249	16.6%	44,008	8.0%	N/A	N/A
Common Equity Tier 1 Capital (To Risk Weighted Assets)	79,345	14.4%	24,755	4.5%	N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	84,345	9.2%	36,493	4.0%	N/A	N/A
SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$89,188	16.2%	$33,005	6.0%	$44,007	8.0%
Total Risk-Based Capital (To Risk Weighted Assets)	96,092	17.5%	44,007	8.0%	55,009	10.0%
Common Equity Tier 1 Capital (To Risk Weighted Assets)	89,188	16.2%	24,754	4.5%	35,756	6.5%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	89,188	9.8%	36,486	4.0%	45,608	5.0%

December 31, 2017
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$78,790	15.8%	$29,998	6.0%	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	85,066	17.0%	39,997	8.0%	N/A	N/A
Common Equity Tier 1 Capital (To Risk Weighted Assets)	73,790	14.8%	22,498	4.5%	N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	78,790	9.1%	34,518	4.0%	N/A	N/A
SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$88,275	17.7%	$29,989	6.0%	$39,985	8.0%
Total Risk-Based Capital (To Risk Weighted Assets)	94,547	18.9%	39,985	8.0%	49,981	10.0%
Common Equity Tier 1 Capital (To Risk Weighted Assets)	88,275	17.7%	22,491	4.5%	32,488	6.5%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	88,275	10.2%	34,512	4.0%	43,140	5.0%